Loans and amounts due from credit institutions	12 Months Ended
Dec. 31, 2021
Loans and amounts due from credit institutions

5.	Loans and amounts due from credit institutions

The breakdown, by classification, type and currency, of the balances of “Loans and amounts due from credit institutions” in the consolidated financial statements is as follows:

(1)	Guaranteed by debt instruments.
(2)	Changes refers substantially to the effect of the write-off of receivables from Getnet spin-off.

Thousand of reais	2021	2020	2019

Currency:
Brazilian Real	91,889,990	109,287,868	107,693,973
US dollar	2,445,781	2,778,911	1,401,601
Euro	1,350,808	792,061	151,674
Total	95,686,579	112,858,840	109,247,248

Thousand of reais	2021	2020	2019

Cash equivalents:
Short-term transactions and low risk of change in its value (1)	16,011,548	8,298,083	1,316,299
(1)	The Amount refers to investments in the open market (repurchase agreements) and investments in interbank deposits (CDI) at short term

Note 43-d contains a detail of the residual maturity periods of financial assets measured at amortized cost.